EARNINGS PER SHARE - Schedule of antidilutive securities excluded from computation of earnings per share (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			2,954,000	23,324,377
Performance-based options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	534,063	534,063	2,340,000	2,340,000
Time-based options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			614,000	614,000
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			0	20,370,377